Collection Period Ended
30-Sep-2013
Principal
Note
Payment
Factor
34,663,049.33
0.491048
0.00
1.000000
0.00
1.000000
0.00
1.000000
34,663,049.33
Interest & Principal
Payment
34,693,463.54
127,333.33
179,075.00
108,291.67
$35,108,163.54
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
3
Collection Period (from... to)
1-Sep-2013
30-Sep-2013
Determination Date
10-Oct-2013
Record Date
11-Oct-2013
Distribution Date
15-Oct-2013
Interest Period of the Class A-1 Notes (from... to)
16-Sep-2013
15-Oct-2013     Actual/360 Days
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Sep-2013
15-Oct-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
278,900,000.00
171,616,254.36
136,953,205.03
124.284867
Class A-2 Notes
305,600,000.00
305,600,000.00
305,600,000.00
0.000000
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Total Note Balance
975,000,000.00
867,716,254.36
833,053,205.03
Overcollateralization
24,950,218.09
24,998,755.45
24,998,755.45
Adjusted Pool Balance
999,950,218.09
892,715,009.81
858,051,960.48
Yield Supplement Overcollateralization Amount
38,846,335.94
34,593,053.68
33,236,308.42
Pool Balance
1,038,796,554.03
927,308,063.49
891,288,268.90
Amount
Percentage
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.220000%
30,414.21
0.109051
124.393917
Class A-2 Notes
0.500000%
127,333.33
0.416667
0.416667
Class A-3 Notes
0.780000%
179,075.00
0.650000
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
0.941667
Total
$445,114.21
Available Funds
Distributions
Principal Collections
35,865,412.06
(1) Total Servicing Fee
772,756.72
Interest Collections
2,236,584.94
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
31,488.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
0.00
(3) Interest Distributable Amount Class A Notes
445,114.21
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
1,198.12
(6) Regular Principal Distributable Amount
34,663,049.33
Available Collections
38,134,683.12
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
38,134,683.12
(9) Excess Collections to Certificateholders
2,253,762.86
Total Distribution
38,134,683.12

Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
772,756.72
772,756.72
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
445,114.21
445,114.21
0.00
thereof on Class A-1 Notes
30,414.21
30,414.21
0.00
thereof on Class A-2 Notes
127,333.33
127,333.33
0.00
thereof on Class A-3 Notes
179,075.00
179,075.00
0.00
thereof on Class A-4 Notes
108,291.67
108,291.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
34,663,049.33
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
445,114.21
445,114.21
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
34,663,049.33
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
Aggregate Principal Distributable Amount
34,663,049.33
34,663,049.33
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
82.20
minus Net Investment Earnings
82.20
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
82.20
Net Investment Earnings on the Collection Account
1,115.92
Investment Earnings for the Collection Period
1,198.12

37,777
36,018
Principal Collections
22,308,725.50
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,038,796,554.03
Principal Collections attributable to Full Pay-offs
13,556,686.56
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
927,308,063.49
154,382.53
Pool Balance end of Collection Period
891,288,268.90
35,299
Pool Factor
85.80%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.83%
Weighted Average Number of Remaining Payments
50.26
47.18
Percentage
Current
888,590,415.10
35,219
99.70%
Weighted Average Seasoning (months)
12.41
15.67
Delinquency Profile *
Amount
31-60 Days Delinquent
1,929,059.94
60
0.22%
61-90 Days Delinquent
392,419.45
11
0.04%
91-120 Days Delinquent
376,374.41
9
0.04%
Total
891,288,268.90
35,299
100.00%
127,022.64
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
154,382.53
Principal Net Liquidation Proceeds
31,141.20
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.012%
Principal Recoveries
0.00
Principal Net Losses
123,241.33
Cumulative Principal Net Losses